Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		¥ 2,280,329	¥ 2,434,864	¥ 2,862,771
Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		287,558	462,029
Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		118,953	134,136
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		181,851	191,820
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		77,987	78,723
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		69,297	104,005
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		141,532	132,243
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		104,110	103,062
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		88,966	82,217
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		104,059	107,341
Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,174,313	1,395,576
Segment revenues /Total revenues		1,182,523	1,414,959
Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	1,106,016	1,039,288
Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		964,641	1,169,792
The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		99,979	114,614
Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		109,693	111,170
Operating Segment
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		2,292,360	2,447,272	2,873,343
Operating Segment | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		286,199	460,676
Operating Segment | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		118,953	134,136
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		181,951	191,927
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		78,374	79,082
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		69,297	104,006
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		142,254	133,173
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		106,234	105,278
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		89,522	83,182
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		107,293	112,697
Operating Segment | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,180,077	1,404,157
Operating Segment | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	1,112,283	1,043,115
Operating Segment | Corporate Financial Services
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		97,007	95,212	115,837
Operating Segment | Corporate Financial Services | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,707	4,379
Operating Segment | Corporate Financial Services | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Corporate Financial Services | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Corporate Financial Services | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		488	486
Operating Segment | Corporate Financial Services | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Corporate Financial Services | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,911	2,815
Operating Segment | Corporate Financial Services | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Corporate Financial Services | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Corporate Financial Services | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		36,340	35,958
Operating Segment | Corporate Financial Services | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		45,446	43,638
Operating Segment | Corporate Financial Services | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	51,561	51,574
Operating Segment | Maintenance Leasing
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		336,438	288,211	275,933
Operating Segment | Maintenance Leasing | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,829	5,392
Operating Segment | Maintenance Leasing | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		60,704	61,398
Operating Segment | Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Maintenance Leasing | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		10,630	9,153
Operating Segment | Maintenance Leasing | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		77,163	75,943
Operating Segment | Maintenance Leasing | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	259,275	212,268
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		466,639	529,064	489,752
Operating Segment | Real Estate | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,261	8,063
Operating Segment | Real Estate | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		117,969	133,426
Operating Segment | Real Estate | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		7,453	5,523
Operating Segment | Real Estate | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Real Estate | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		68,934	100,940
Operating Segment | Real Estate | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	188
Operating Segment | Real Estate | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		106,234	105,278
Operating Segment | Real Estate | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		89,522	83,182
Operating Segment | Real Estate | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,921	4,513
Operating Segment | Real Estate | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		398,294	441,113
Operating Segment | Real Estate | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	68,345	87,951
Operating Segment | Investment and Operation
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		451,197	615,151	1,083,505
Operating Segment | Investment and Operation | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		266,271	436,044
Operating Segment | Investment and Operation | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Investment and Operation | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		383	454
Operating Segment | Investment and Operation | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		232	204
Operating Segment | Investment and Operation | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Investment and Operation | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		138,380	129,166
Operating Segment | Investment and Operation | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Investment and Operation | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Investment and Operation | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		34,942	39,081
Operating Segment | Investment and Operation | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		440,208	604,949
Operating Segment | Investment and Operation | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	10,989	10,202
Operating Segment | Retail
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		454,751	428,904	428,697
Operating Segment | Retail | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Retail | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Retail | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		167	163
Operating Segment | Retail | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Retail | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Retail | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Retail | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Retail | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Retail | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,147	3,448
Operating Segment | Retail | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,314	3,611
Operating Segment | Retail | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	450,437	425,293
Operating Segment | Overseas Business
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		486,328	490,730	¥ 479,619
Operating Segment | Overseas Business | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,131	6,798
Operating Segment | Overseas Business | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		984	710
Operating Segment | Overseas Business | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		173,948	185,787
Operating Segment | Overseas Business | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		16,950	16,994
Operating Segment | Overseas Business | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		363	3,066
Operating Segment | Overseas Business | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		963	1,004
Operating Segment | Overseas Business | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Overseas Business | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Overseas Business | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		17,313	20,544
Operating Segment | Overseas Business | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		214,652	234,903
Operating Segment | Overseas Business | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	271,676	255,827
Operating Segment | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		966,720	1,174,678
Operating Segment | Japan | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		45,446	43,638
Operating Segment | Japan | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		76,462	75,610
Operating Segment | Japan | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		398,294	441,113
Operating Segment | Japan | Investment and Operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		436,500	603,957
Operating Segment | Japan | Retail
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,314	3,611
Operating Segment | Japan | Overseas Business
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,704	6,749
Operating Segment | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		99,979	114,614
Operating Segment | The Americas | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | The Americas | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | The Americas | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | The Americas | Investment and Operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | The Americas | Retail
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | The Americas | Overseas Business
Segment Reporting Information [Line Items]
Revenues from contracts with customers		99,979	114,614
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		113,378	114,865
Operating Segment | Other Countries | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Other Countries | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		701	333
Operating Segment | Other Countries | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Other Countries | Investment and Operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,708	992
Operating Segment | Other Countries | Retail
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Operating Segment | Other Countries | Overseas Business
Segment Reporting Information [Line Items]
Revenues from contracts with customers		108,969	113,540
Corporate And Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		(12,031)	(12,408)
Corporate And Intersegment Eliminations [Member] | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,359	1,353
Corporate And Intersegment Eliminations [Member] | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Corporate And Intersegment Eliminations [Member] | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(100)	(107)
Corporate And Intersegment Eliminations [Member] | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(387)	(359)
Corporate And Intersegment Eliminations [Member] | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	(1)
Corporate And Intersegment Eliminations [Member] | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(722)	(930)
Corporate And Intersegment Eliminations [Member] | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(2,124)	(2,216)
Corporate And Intersegment Eliminations [Member] | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(556)	(965)
Corporate And Intersegment Eliminations [Member] | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(3,234)	(5,356)
Corporate And Intersegment Eliminations [Member] | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(5,764)	(8,581)
Corporate And Intersegment Eliminations [Member] | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	(6,267)	(3,827)
Corporate And Intersegment Eliminations [Member] | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(2,079)	(4,886)
Corporate And Intersegment Eliminations [Member] | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0
Corporate And Intersegment Eliminations [Member] | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ (3,685)	¥ (3,695)

[1]	Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.